COVID 19 Risks and Uncertainties	6 Months Ended
Jun. 30, 2023
COVID 19 Risks and Uncertainties
COVID 19 Risks and Uncertainties

4.Covid-19 Risks and Uncertainties, War in Ukraine and Geopolitical Conflicts

The Board is actively monitoring the impact on the Group from the uncertainty regarding the consequences and lingering impact of the COVID-19 pandemic. The Group had implemented logistical and organizational changes to bolster the Group’s resilience to the COVID-19 pandemic. The extent that COVID-19 continues to impact our business, prospects and results of operations will depend on future developments, which are highly uncertain and cannot be predicted. However, based on the latest developments, the Group expects business operations to continue with minimal to no ongoing impact from the COVID-19 pandemic for the foreseeable future.

The Board is also actively monitoring the impact on the Group from the war in Ukraine. The Group does not and does not intend to have any operations in Ukraine, Belarus or Russia, or engage with direct suppliers located in Ukraine, Belarus or Russia. There is currently no direct impact on the Group from the war in Ukraine and sanctions imposed on Russia and Belarus as the Group does not have any operations or direct suppliers located in these jurisdictions. The Group continues to closely monitor the impact on general economic factors from the war in Ukraine, including the impact of inflation, as such puts pressure on the Group’s costs for employees, raw materials and other parts provided by suppliers.

Finally, the Board is also actively monitoring geopolitical conflicts and tension, including the imposition of and changes in foreign investment, economic sanctions and trade control regulations that could adversely impact our business. There is currently no material impact on the Group’s operations from applicable foreign investment, economic sanctions and trade control regulations. However, the imposition of and changes in such regulations in the future could adversely impact our business.